Disclosure of changes in deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Net deferred tax liability balance, beginning of period	$ (275,433)	$ (253,859)
Deferred income tax expense	15,032	(21,028)
Deferred mining tax expense	82	(2,490)
OCI transactions	(3,845)	2,198
Items charged directly to equity	2,238	0
Foreign currency translation on the deferred tax liability	(4,177)	(254)
Net deferred tax liability balance, end of year	$ (266,103)	$ (275,433)